Income Taxes - Significant components of income taxes (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2020	Nov. 30, 2019	Feb. 29, 2020	Feb. 28, 2019
Currently payable:
Foreign					$ 129	$ 55
Total currently payable					129	55
Provision (benefit) for income taxes	$ 29	$ 12	$ 85	$ 49	$ 129	$ 55